RECEIVABLE FACTORING	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Seamless Group Inc. [Member]
RECEIVABLE FACTORING

5 Receivable factoring

The receivables factoring facility represents an interest-bearing loan for an amount of US$386,644 (2023: US$423,483) based on terms and conditions set out in the facility agreement dated January 10, 2019 and further revised on April 22, 2021. The loan is secured, bears an effective interest rate of 9.9% (2023: 10%) per annum calculated on a daily rest basis at the end of the reporting period. Principal and interest are to be repaid within 120 (2023: 120) days from the date of each invoice.

The weighted average interest rate as of March 31, 2024 and December 31, 2023 was 9.9% and 10.0% per annum, respectively. Interest expense during the periods ended March 31, 2024 and 2023 was US$16,185 and US$18,653, respectively.

SEAMLESS GROUP INC. AND SUBSIDIARIES

NOTES TO THE CONDENSED CONSOLIDATED FINANCIAL STATEMENTS (UNAUDITED)

12 Receivables factoring

The receivables factoring facility represents an interest-bearing loan for an amount of US$423,483 (2022: US$677,640) based on terms and conditions set out in the facility agreement dated January 10, 2019 and further revised on April 22, 2021. The loan is secured, bears an effective interest rate of 10% (2022: 10%) per annum calculated on a daily rest basis at the end of the reporting period. Principal and interest are to be repaid within 120 (2022: 120) days from the date of each invoice.

The weighted average interest rate as of December 31, 2023 and 2022 was 10.0% and 10.0% per annum, respectively. Interest expense during the years ended December 31, 2023 and 2022 was US$62,441 and US$76,496, respectively.